Offerings - Offering: 1	Mar. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the 2025 Equity Incentive Plan
Amount Registered | shares	1,576,204
Proposed Maximum Offering Price per Unit	23.18
Maximum Aggregate Offering Price	$ 36,536,409
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,046
Offering Note

1

(A) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock ("Common Stock") of Evommune, Inc. (the "Registrant") that become issuable under the Registrant's 2025 Equity Incentive Plan (the "2025 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction that results in an increase in the number of the Registrant's outstanding shares of Common Stock. (B) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and (h) of the Securities Act, and is based upon the price of $23.18 per share, the average of the high and low prices of Common Stock as reported on the New York Stock Exchange on March 4, 2026. (C) Represents shares of Common Stock that were automatically added to the shares authorized for issuance under the 2025 Plan on January 1, 2026 pursuant to an "evergreen" provision contained in the 2025 Plan. Pursuant to such evergreen provision, on January 1st of each year commencing on January 1, 2026 and ending on (and including) January 1, 2035, the number of shares authorized for issuance under the 2025 Plan is automatically increased by a number equal to five percent (5.0%) of the total number of shares of Common Stock equal to the sum of (i) the number of shares of Common Stock issued and outstanding, (ii) the total number of shares of Common Stock subject to pre-funded warrants (if any), and (iii) the total number of shares of Common Stock issuable upon the conversion of preferred stock (if any), on December 31 of the preceding year; provided, however, that the Registrant's board of directors may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of shares of Common Stock.